Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Loans, including fees	$ 33,592	$ 36,329	$ 41,263
Taxable	1,339	1,608	1,776
Tax exempt	570	590	571
Dividends	322	279	267
Other interest	135	195	163
	35,958	39,001	44,040
Interest expense:
Deposits	2,917	5,064	8,436
Other borrowed funds	391	493	644
Subordinated debentures	265	789	1,089
	3,573	6,346	10,169
Net interest income	32,385	32,655	33,871
Provision for loan losses	477	1,583	4,896
Net interest income after provision for loan losses	31,908	31,072	28,975
Noninterest income:
Service charges on deposit accounts	1,802	1,831	2,218
Trust fees	210	199	215
Income from bank owned life insurance and annuity assets	1,176	782	725
Mortgage banking income	506	626	386
Electronic refund check / deposit fees	2,556	2,289	2,559
Debit/credit card interchange income	1,963	1,700	1,387
Loss on other real estate owned	(577)	(331)	(1,266)
Other	997	1,206	956
	8,518	8,483	7,222
Noninterest expense:
Salaries and employee benefits	17,570	17,418	16,650
Occupancy	1,573	1,565	1,585
Furniture and equipment	902	954	1,143
Corporation franchise tax	794	780	744
FDIC insurance	490	755	1,029
Data processing	1,052	1,021	891
Foreclosed assets	482	446	650
Other	6,512	6,802	5,607
	29,375	29,741	28,299
Income before income taxes	11,051	9,814	7,898
Provision for income taxes	2,939	2,762	2,063
NET INCOME	8,112	7,052	5,835
Earnings per share (in Dollars per share)	$ 2.00	$ 1.75	$ 1.46
Other Real Estate Owned [Member]
Noninterest income:
Loss on other real estate owned	$ (692)	$ (150)	$ (1,224)